EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Minimum employment period for severance benefit eligibility, years	1 year
Percentage of liability for severance obligations deposited with pension fund	72.00%
Deposits into individual severance fund	$ 710	$ 708
Unfunded liability for employee severance payments, period expense	$ 5	$ 57	$ (20)